Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	At March 31, 2024
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	9,037.7	107.4	—	9,145.1
Ancillary revenue	4,298.7	—	—	4,298.7
Inter-segment revenue	744.6	1,366.1	(2,110.7)	—
Segment revenue	14,081.0	1,473.5	(2,110.7)	13,443.8

Reportable segment profit after income tax	1,860.0	57.1	—	1,917.1

Other segment information:
Depreciation	(1,018.0)	(41.5)	—	(1,059.5)
Finance expense	(74.7)	(8.3)	—	(83.0)
Finance income	144.8	—	—	144.8
Capital expenditure	(1,926.6)	(42.7)	—	(1,969.3)

Reportable segment assets	16,867.5	308.1	—	17,175.6
Reportable segment liabilities	8,948.7	612.7	—	9,561.4

	At March 31, 2023
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	6,843.4	86.9	—	6,930.3
Ancillary revenue	3,844.9	—	—	3,844.9
Inter-segment revenue	759.4	1,294.5	(2,053.9)	—
Segment revenue	11,447.7	1,381.4	(2,053.9)	10,775.2

Reportable segment profit after income tax (i)	1,382.3	45.7	—	1,428.0

Other segment information:
Depreciation	(876.6)	(46.6)	—	(923.2)
Finance expense	(70.2)	(6.6)	—	(76.8)
Finance income	42.4	—	—	42.4
Capital expenditure	(1,760.1)	(153.0)	—	(1,913.1)

Reportable segment assets	15,920.4	485.5	—	16,405.9
Reportable segment liabilities	9,914.7	848.2	—	10,762.9

	At March 31, 2022
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	2,616.1	36.4	—	2,652.5
Ancillary revenue	2,148.4	—	—	2,148.4
Inter-segment revenue	698.5	1,086.3	(1,784.8)	—
Segment revenue	5,463.0	1,122.7	(1,784.8)	4,800.9

Reportable segment (loss)/profit after income tax (i)	(354.7)	(0.3)	—	(355.0)

Other segment information:
Depreciation	(660.1)	(59.3)	—	(719.4)
Finance expense	(87.8)	(3.6)	—	(91.4)
Finance income	—	—	—	—
Capital expenditure	(1,527.8)	(5.0)	—	(1,532.8)

Reportable segment assets	14,832.1	317.7	—	15,149.8
Reportable segment liabilities	8,879.3	725.2	—	9,604.5
(i)Reportable segment profit after income tax in the financial year ended March 31, 2023, excludes a net exceptional loss after tax of €114m, attributable to the fair value measurement of jet fuel call options. Reportable segment (loss)/profit after income tax in the financial year ended March 31, 2022, excludes a net exceptional gain after tax of €114m, attributable to the fair value measurement of jet fuel call options.

Schedule of geographical information for revenue by country of origin

	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Italy	2,853.3	2,364.5	1,188.8
Spain	2,416.2	1,883.4	873.8
United Kingdom	2,031.0	1,589.7	564.0
Ireland	791.0	640.4	229.6
Other	5,352.3	4,297.2	1,944.7
Total revenue	13,443.8	10,775.2	4,800.9